Income Taxes (Details) - Schedule of effective income tax rate	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
US Statutory income tax rate	21.00%	21.00%	21.00%	21.00%
Valuation allowance	(21.00%)	(21.00%)	(28.03%)	(73.38%)
Total			(8.43%)	(67.53%)